Financial Instruments (Details 3)	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CAD ($)	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2016 USD ($)
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 74,926		$ 826,643	$ 453,199
Accounts receivable, net	99,188		252,908
Other receivable	35,235
Accounts payable and accrued liabilities	1,707,654
Finance leases payable	142,205
Convertible debentures	1,995,609	$ 3,000,000
Short-term debt	150,000
Interest payable	55,829		$ 470,134
Derivative liabilities	249,320
Financial liabilities at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities	1,707,654
Finance leases payable	142,205
Convertible debentures	1,995,609
Short-term debt	150,000
Interest payable	55,829
Derivative liabilities
F V T P L [Member]
IfrsStatementLineItems [Line Items]
Accounts payable and accrued liabilities
Finance leases payable
Convertible debentures
Short-term debt
Interest payable
Derivative liabilities	249,320
Financial assets at amortised cost, class [member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	74,926
Accounts receivable, net	99,188
Other receivable	35,235
F V T P L [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents
Accounts receivable, net
Other receivable